Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of significant accounting policies
Schedule of the summary information of the revision

	Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2015
	As reported	As revised	Revision
	RMB	RMB	RMB
Net revenues	181,286,955	181,275,425	(11,530)
Share of results of equity investees	(3,134,283)	(2,852,677)	281,606
Net loss	(9,387,582)	(9,117,506)	270,076
Net loss per share - basic	(3.43)	(3.33)	0.10
Net loss per share - diluted	(3.43)	(3.33)	0.10

	Consolidated Balance Sheets as of December 31, 2015
	As reported	As revised	Revision
	RMB	RMB	RMB
Investment in equity investees	8,864,249	8,713,219	(151,030)
Deferred revenues - current	1,028,350	983,721	(44,629)
Deferred revenues - non-current	2,705,164	2,556,345	(148,819)
Accumulated deficit	(18,690,910)	(18,420,834)	270,076
Accumulated other comprehensive income	782,484	554,826	(227,658)

Schedule of estimated useful lives of property, equipment and software

Category	Estimated useful lives
Electronic equipment	3 years
Office equipment	5 years
Vehicles	5 years
Logistic and warehouse equipment	5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term
Software	3-5 years
Building	40 years
Building improvement	5-10 years

Schedule of estimated useful lives of intangible assets
Category	Estimated useful lives
Domain names	10 years
Trademarks	7-20 years
Copyrights	2-5 years